Rule 497(e)

                     FIRST TRUST EXCHANGE-TRADED FUND

    FIRST TRUST NASDAQ(R) CLEAN EDGE(R) U.S. LIQUID SERIES INDEX FUND
                               (the "Fund")

              SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2008

                          DATED JANUARY 21, 2009


         Effective January 5, 2009, the name of the Fund's underlying index was changed from the "NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index" to the "NASDAQ(R) Clean Edge(R) Green Energy Index." Accordingly, the Board of Trustees changed the Fund's investment objective to: "The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ(R) Clean Edge(R) Green Energy Index."

         In addition, the Board of Trustees changed the name of the Fund to "First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund."

         The changes to the Fund name and the underlying index name had no effect on the investment strategies or risks of the Fund or the index construction or methodology.


          PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS
                           FOR FUTURE REFERENCE




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                                                                    Rule 497(e)

                     FIRST TRUST EXCHANGE-TRADED FUND

    FIRST TRUST NASDAQ(R) CLEAN EDGE(R) U.S. LIQUID SERIES INDEX FUND
                               (the "Fund")

 SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2008

                          DATED JANUARY 21, 2009


         Effective January 5, 2009, the name of the Fund's underlying index was changed from the "NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index" to the "NASDAQ(R) Clean Edge(R) Green Energy Index."

         In addition, the Board of Trustees changed the name of the Fund to "First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund."

         The changes to the Fund name and the underlying index name had no effect on the investment strategies or risks of the Fund or the index construction or methodology.


         PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND STATEMENT OF
               ADDITIONAL INFORMATION FOR FUTURE REFERENCE